The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 69.0%
	AGGREGATE BOND — 20.8%
38,433	Eaton Vance Short Duration Income ETF	$1,977,136
57,491	Eaton Vance Total Return Bond ETF	2,960,786
21,432	JPMorgan International Bond Opportunities ETF	1,043,738
4,794	Neuberger Berman Short Duration Income ETF	245,376
30,231	Nuveen Enhanced Yield U.S. Aggregate Bond ETF	640,444
44,303	Vanguard Intermediate-Term Bond ETF	3,450,318
		10,317,798
	BROAD MARKET — 1.2%
3,017	Vanguard U.S. Momentum Factor ETF	577,001
	CONVERTIBLE — 9.0%
45,272	iShares Convertible Bond ETF	4,459,292
	CORPORATE — 13.3%
34,416	iShares 10+ Year Investment Grade Corporate Bond ETF	1,736,287
14,808	iShares High Yield Systematic Bond ETF	701,159
19,177	iShares Investment Grade Systematic Bond ETF	875,622
5,771	VanEck IG Floating Rate ETF	147,045
32,400	Vanguard Intermediate-Term Corporate Bond ETF	2,713,500
9,314	Xtrackers High Beta High Yield Bond ETF	392,663
		6,566,276
	EMERGING MARKETS — 1.0%
2,050	Avantis Emerging Markets Equity ETF	157,891
3,482	iShares Emerging Markets Equity Factor ETF	201,434
3,263	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	120,677
		480,002
	ENERGY — 0.1%
680	Global X Uranium ETF	29,057
	GLOBAL — 2.4%
1,413	Affinity World Leaders Equity ETF	50,275
4,030	State Street SPDR Global Dow ETF	671,801
3,153	Vanguard Total World Stock ETF	444,762
		1,166,838
	GOVERNMENT — 4.8%
11,550	iShares 10-20 Year Treasury Bond ETF	1,174,288
12,574	iShares 7-10 Year Treasury Bond ETF	1,209,116
		2,383,404
	HIGH YIELD BOND — 1.2%
13,029	Pacer Aristotle Pacific Floating Rate High Income ETF	614,122

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 1.6%
6,514	Invesco Dorsey Wright Developed Markets Momentum ETF	$319,074
4,157	Invesco S&P International Developed Momentum ETF	231,005
1,927	iShares International Small-Cap Equity Factor ETF	79,932
4,026	iShares MSCI International Value Factor ETF	153,189
		783,200
	LARGE-CAP — 8.1%
7,286	Fidelity High Dividend ETF	413,043
2,996	Invesco S&P 100 Equal Weight ETF	354,007
12,252	Schwab Fundamental U.S. Large Co. ETF	333,377
1,067	Vanguard Growth ETF	520,547
1,054	Vanguard Large-Cap ETF	331,799
1,427	Vanguard Mega Cap ETF	358,420
1,120	Vanguard Mega Cap Growth ETF	462,302
680	Vanguard S&P 500 ETF	426,448
5,858	WisdomTree U.S. LargeCap Fund	415,098
4,495	WisdomTree U.S. Value Fund	419,384
		4,034,425
	MID-CAP — 2.2%
21,021	Invesco Nasdaq Next Gen 100 ETF	774,624
3,227	VictoryShares U.S. Small Mid Cap Value Momentum ETF	294,646
		1,069,270
	OECD COUNTRIES — 0.1%
2,115	Fidelity Enhanced International ETF	77,367
	PRECIOUS METALS — 0.6%
2,416	abrdn Physical Silver Shares ETF*	163,418
1,571	iShares Gold Trust*	127,518
		290,936
	SMALL-CAP — 1.8%
3,987	iShares U.S. Small-Cap Equity Factor ETF	298,547
4,252	Janus Henderson Small Cap Growth Alpha ETF	312,794
1,235	Vanguard Russell 2000 Growth	291,448
		902,789
	TECHNOLOGY — 0.1%
53	Vanguard Information Technology ETF	39,950
	THEMATIC — 0.7%
897	First Trust U.S. Equity Opportunities ETF	146,740
801	Global X Artificial Intelligence & Technology ETF	40,739
1,950	Global X U.S. Electrification ETF	56,667

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC (Continued)
1,743	Global X U.S. Infrastructure Development ETF	$83,298
695	iShares Bitcoin Trust ETF*	34,507
		361,951
	Total Exchange-Traded Funds
	(Cost $32,852,138)	34,153,678
	MUTUAL FUNDS — 30.0%
	AGGREGATE BOND — 5.2%
85,591	Allspring Core Plus Bond Fund - Class R6	970,604
87,896	Vanguard Core Bond Fund, Admiral Shares	1,597,063
		2,567,667
	BLEND BROAD MARKET — 0.9%
14,123	DFA U.S. Vector Equity Portfolio - Class Institutional	434,553
	BLEND LARGE CAP — 0.7%
7,369	DFA U.S. Large Co. Portfolio - Class Institutional	334,535
	BLEND MID CAP — 0.7%
8,934	Vanguard Strategic Equity Fund - Class Investor	335,128
	BLEND SMALL CAP — 0.6%
6,929	Vanguard Strategic Small-Cap Equity Fund - Class Investor	293,594
	EMERGING MARKETS BOND — 7.3%
214,608	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	1,603,119
79,664	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,985,231
		3,588,350
	FOREIGN AGGREGATE BOND — 5.2%
227,825	Dodge & Cox Global Bond Fund - Class I	2,563,028
	FOREIGN BLEND — 0.7%
3,057	DFA International Small Co. Portfolio - Class Institutional	78,208
6,785	Dimensional Global Equity Portfolio - Class Institutional	269,019
		347,227
	FOREIGN GROWTH — 0.3%
7,894	Vanguard International Explorer Fund - Class Investor	158,739
	FOREIGN VALUE — 0.7%
5,465	DFA International Small Cap Value Portfolio - Class Institutional	169,238
6,213	DFA International Value Portfolio - Class Institutional	177,625
		346,863

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GENERAL CORPORATE BOND — 1.2%
65,507	T Rowe Price Institutional Floating Rate Fund - Class Institutional	$617,079
	GROWTH BROAD MARKET — 1.5%
10,552	New Perspective Fund - Class R-6	745,699
	GROWTH LARGE CAP — 1.1%
7,440	Nuveen Large Cap Growth Index Fund - Class R6	565,335
	HIGH YIELD BOND — 3.3%
162,136	American High-Income Trust - Class F-3	1,608,387
	VALUE MID CAP — 0.6%
8,295	DFA U.S. Targeted Value Portfolio - Class Institutional	306,757
	Total Mutual Funds
	(Cost $14,212,914)	14,812,941
	MONEY MARKET FUNDS — 1.0%
10,345	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.69%[1]	10,345
496,351	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.40%[1]	496,351
	Money Market Funds
	(Cost $506,696)	506,696
	TOTAL INVESTMENTS — 100.0%
	(Cost $47,571,748)	49,473,315
	Other Assets in Excess of Liabilities — 0.0%	1,803
	TOTAL NET ASSETS — 100.0%	$49,475,118

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2025.